Business Segments and Geographic Information - Business Segment Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Segment Information
Net sales	$ 35,355	$ 32,184	$ 32,136
Operating Income	7,369	7,161	6,174
Gain/(loss) on sale of businesses	0	389	114
Total operating expenses	27,986	25,023	25,962
Other expense (income), net	165	366	531
Income before income taxes	7,204	6,795	5,643
Assets	47,072	47,344
Depreciation & Amortization	1,915	1,911	1,593
Capital Expenditures	1,603	1,501	1,699
Property and equipment, net	9,429	9,421
Americas
Business Segment Information
Property and equipment, net	5,864	5,752
Asia Pacific
Business Segment Information
Property and equipment, net	1,582	1,662
Europe, Middle East and Africa
Business Segment Information
Property and equipment, net	1,983	2,007
United States
Business Segment Information
Property and equipment, net	5,484	5,358
China/Hong Kong
Business Segment Information
Property and equipment, net	578	583
Health Care
Business Segment Information
Net sales	8,597	7,832	7,345
Operating Segments
Business Segment Information
Operating Income	7,545	7,070	6,651
Operating Segments | Safety and Industrial
Business Segment Information
Net sales	11,981	10,972	10,704
Operating Income	2,466	2,588	1,866
Assets	11,744	11,711
Depreciation & Amortization	593	562	509
Capital Expenditures	339	451	391
Operating Segments | Transportation and Electronics
Business Segment Information
Net sales	9,262	8,406	9,147
Operating Income	1,880	1,701	2,010
Assets	6,999	6,997
Depreciation & Amortization	419	429	401
Capital Expenditures	453	454	390
Operating Segments | Health Care
Business Segment Information
Net sales	8,597	7,832	7,345
Operating Income	2,037	1,662	1,774
Assets	14,055	14,531
Depreciation & Amortization	636	626	392
Capital Expenditures	249	251	264
Operating Segments | Consumer
Business Segment Information
Net sales	5,513	4,976	4,831
Operating Income	1,162	1,119	1,001
Assets	2,783	2,567
Depreciation & Amortization	147	140	134
Capital Expenditures	109	120	130
Corporate and Unallocated
Business Segment Information
Net sales	2	(2)	109
Net costs for significant litigation	(214)	(148)	(505)
Gain/(loss) on sale of businesses	0	389	114
Divestiture-related restructuring actions	0	(55)	0
Other corporate expense - net	38	(95)	(86)
Total operating expenses	(176)	91	(477)
Assets	11,491	11,538
Depreciation & Amortization	120	154	157
Capital Expenditures	$ 453	$ 225	$ 524